Guaranteed Benefit Features - Universal and Variable Life Contracts (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net Amount at Risk by Product and Guarantee [Line Items]
Weighted average attained age	59 years	59 years
Secondary Guarantees | Variable Life and Universal Life
Net Amount at Risk by Product and Guarantee [Line Items]
Account value (general and separate account)	$ 3,232.6	$ 3,010.6
Net amount at risk, net of reinsurance	17,885.6	16,281.9
Paid-up Guarantees | Variable Life and Universal Life
Net Amount at Risk by Product and Guarantee [Line Items]
Account value (general and separate account)	0	0
Net amount at risk, net of reinsurance	$ 0	$ 0